Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are as follows:

Consolidated profit or loss

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	10,143	9,174	10,685
Over provision in prior years	(1,912)	—	—
Deferred tax	(4,609)	(73)	(538)
Income tax expense reported in profit or loss	3,622	9,101	10,147

Summary of Reconciliation of Tax Expense and Accounting Profit

Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2020, 2019 and 2018:

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Accounting (loss)/profit before tax	(11,592)	65,863	50,611
At China’s statutory income tax rate	(2,898)	16,466	12,653
Effect of lower tax rate (Note)	8,691	(6,460)	(1,625)
Loss attributable to a joint venture	2	—	—
Non-deductible expenses for tax purposes	1,718	31	148
Super deductions	(2,086)	(1,028)	(1,062)
Adjustments in respect of current tax of previous periods	(1,912)	—	—
Utilisation of previously unrecognised tax losses	—	—	(133)
Unrecognised tax losses	107	92	166
At the effective income tax rate of -31% (2019: 14%; 2018: 20%)	3,622	9,101	10,147
Income tax expense reported in profit or loss	3,622	9,101	10,147

Note:

The amount represented  (i) a reduced enterprise income tax rate of 15% and certain other preferential tax benefits available to qualified “High and New Technology Enterprises” under PRC tax laws and regulations entitiled by Bejing Kuke Music and (ii) effects of different tax rates in relation to other jurisdictions.

Summary of Deferred Tax	Deferred tax
	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Deferred tax assets	8,917	3,796
Deferred tax liabilites	(1,447)	—
Net deferred tax	7,470	3,796

Summary of Reconciliation of Deferred Tax Assets and Liabilities

Reconciliation of deferred tax assets and liabilities:

	January 1, 2019	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
Leases	33	—	(25)	8
Expected credit losses on debt financial assets	2,074	—	312	2,386
Accruals and provisions	1,616	—	(214)	1,402
Total	3,723	—	73	3,796

	January 1, 2020	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
Leases	8	77	10	95
Expected credit losses on debt financial assets	2,386	55	3,941	6,382
Trade payables, accrual and provisions	1,402	—	1,038	2,440
Tax losses	—	405	(405)	—
Fair value adjustment arising from business combinations	—	(1,472)	25	(1,447)
Total	3,796	(935)	4,609	7,470